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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):   [X] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CinFin Capital Management Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Steven A. Soloria
Title:   Vice President and Secretary
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Steven A. Soloria                   Fairfield, Ohio           March 23, 2007
-------------------------------------   -----------------------   --------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  0

Form 13F Information Table Entry Total:           30

Form 13F Information Table Value Total       151,088
                                          (thousands)

List of Other Included Managers: None


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
           COLUMN 1          COLUMN 2   COLUMN 3  COLUMN 4            COLUMN 5            COLUMN 6   COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                             TITLE OF               VALUE   SHRS OR PRN                  INVESTMENT    OTHER     VOTING AUTHORITY
        NAME OF ISSUER         CLASS     CUSIP     [x$1000]     AMT     SH/PRN PUT/CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLTEL CORP                   COMMON    20039103    15,226    240,724     SH                SOLE                  --    240,724  --
AMERICAN HOME PRODUCTS        COMMON    26609107    22,871    425,500     SH                SOLE                  --    425,500  --
BANK OF AMERICA CORP          COMMON    60505104     6,340    120,907     SH                SOLE                  --    120,907  --
CHEVRON CORPORATION           COMMON   166751107     4,899     53,000     SH                SOLE                  --     53,000  --
CINCINNATI FINANCIAL CORP     COMMON   172062101    22,225    590,698     SH            SHARED-OTHER              --    590,698  --
CINERGY CORP                  COMMON   172474108       860     40,000     SH                SOLE                  --     40,000  --
COCA COLA COMPANY             COMMON   191216100     1,510     32,162     SH                SOLE                  --     32,162  --
DUKE ENERGY CORP              COMMON   264399106       530     10,099     SH                SOLE                  --     10,099  --
FIRST VIRGINIA BANKS INC      COMMON   337477103     3,803    101,250     SH                SOLE                  --    101,250  --
FORTUNE BRANDS INC            COMMON   349631101       500     20,000     SH                SOLE                  --     20,000  --
GENERAL ELECTRIC CO           COMMON   369604103       405      2,600     SH            SHARED-OTHER              --      2,600  --
GUIDANT CORPORATION           COMMON   401698105       318      5,400     SH                SOLE                  --      5,400  --
H J HEINZ COMPANY             COMMON   423074103     1,022     29,300     SH                SOLE                  --     29,300  --
HOUSEHOLD INTERNATIONAL       COMMON   441815107     3,082     82,600     SH                SOLE                  --     82,600  --
INTEL CORP                    COMMON   458140100       529      4,008     SH                SOLE                  --      4,008  --
LUCENT TECHNOLOGIES INC       COMMON   549463107     5,225     85,300     SH                SOLE                  --     85,300  --
MERCK & COMPANY               COMMON   589331107    15,295    246,200     SH                SOLE                  --    246,200  --
MICROSOFT CORP                COMMON   594918104       659      6,200     SH                SOLE                  --      6,200  --
MOLEX INC                     COMMON   608554200     7,033    158,500     SH                SOLE                  --    158,500  --
NATIONAL CITY CORPORATION     COMMON   635405103     1,748     84,740     SH                SOLE                  --     84,740  --
NORTHERN TRUST                COMMON   665859104     2,703     40,000     SH                SOLE                  --     40,000  --
PNC FINANCIAL SERVICES GROUP  COMMON   693475105     1,757     39,000     SH                SOLE                  --     39,000  --
PIEDMONT NATURAL GAS          COMMON   720186105       230      8,823     SH                SOLE                  --      8,823  --
PROCTER & GAMBLE CORPORATION  COMMON   742718109     5,887    104,200     SH                SOLE                  --    104,200  --
UNITED PARCEL SERVICE - CL B  COMMON   911312106       476      7,550     SH                SOLE                  --      7,550  --
WELLS FARGO & CO              COMMON   949746101       208      5,100     SH                SOLE                  --      5,100  --
CISCO SYSTEMS INC             COMMON   17275R102       309      4,000     SH                SOLE                  --      4,000  --
EXXON MOBIL CORPORATION       COMMON   30231G102    24,660    316,403     SH                SOLE                  --    316,403  --
FIRSTAR CORP                  COMMON   33763V109       390     17,000     SH                SOLE                  --     17,000  --
WORLDCOM INC - WORLDCOM
   GROUP                      COMMON   55268B106       390      8,600     SH                SOLE                  --      8,600  --
                                                   151,088


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